Unaudited Interim Condensed Consolidated Statements Of Shareholders' Equity (Parentheticals) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements of Shareholders' Equity (Parentheticals) [Abstract]
Dividend per share paid	$ 0	$ 0.05